OTHER LONG-TERM LIABILITIES (Narrative) (Details) $ in Millions	1 Months Ended	6 Months Ended		12 Months Ended
	Oct. 31, 2015	Jun. 30, 2018 USD ($) vessel	Jun. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)
Other Long-term Liabilities [Line Items]
Term of lease or charter	15 years	7 years
Interest incurred on capital leases | $		$ 8.6	$ 7.1	$ 16.0
Deep Sea Supply BTG [Member]
Other Long-term Liabilities [Line Items]
Number of offshore supply vessels | vessel		5